Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 47,241	£ 49,404
Covered bonds	20,120	23,980
Certificates of deposit	4,225	7,998
Securitisation notes	4,131	4,451
Commercial paper	12,407	8,392
Total debt securities in issue	88,124	94,225
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	6,818	6,783
Covered bonds	0	0
Certificates of deposit	0	0
Securitisation notes	38	45
Commercial paper	0	0
Total debt securities in issue	6,856	6,828
At amortised cost
Disclosure of financial liabilities [line items]
Medium-term notes issued	40,423	42,621
Covered bonds	20,120	23,980
Certificates of deposit	4,225	7,998
Securitisation notes	4,093	4,406
Commercial paper	12,407	8,392
Total debt securities in issue	£ 81,268	£ 87,397